 THIS FILING LISTS SECURITIES HOLDINGS               ---------------------------
   REPORTED ON THE FORM 13F FILED ON                        OMB APPROVAL
   2/15/07 PURSUANT TO A REQUEST FOR                 ---------------------------
 CONFIDENTIAL TREATMENT AND FOR WHICH                OMB Number:  3235-0006
  THAT CONFIDENTIAL TREATMENT EXPIRED.               Expires:  December 31, 2009
                                                     Estimated average burden
                                                     hours per form ....... 22.6
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:      12/31/2006
                                                               -----------
            Check here if Amendment [X]: Amendment Number:               2
                                                               -----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         MICHAEL R. MURPHY
              ------------------------------------------------------------
Address:      191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
              ------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael R. Murphy
              ------------------------------------------------------------
Title:        Managing Member of Discovery Group I, LLC
              ------------------------------------------------------------
Phone:        312-265-9600
              ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
--------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------
(City, State)
8/13/2007
--------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          ---------------

Form 13F Information Table Entry Total:
                       3
          ---------------
Form 13F Information Table Value Total:
           $      9,031 (thousands)
          --------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number      Name
1                  28-11635                  DANIEL J. DONOGHUE
-------            --------------------      -----------------------------------
2                  28-11637                  DISCOVERY GROUP I, LLC
-------            --------------------      -----------------------------------

                                                13F INFORMATION TABLE
                                                      12/31/2006

       COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                            Voting Authority

        NAME OF             TITLE OF              VALUE    SHRS OR    SH/  PUT/   INVESTMENT   OTHER
        ISSUER               CLASS     CUSIP    (X $1000)  PRN AMT    PRN  CALL   DISCRETION  MANAGERS SOLE      SHARED       NONE
EPIC BANCORP                  COM    294250105        950     70,100  SH         SHARED-OTHER    1               70,100
TNS INC                       COM    872960109      6,532    339,300  SH         SHARED-OTHER   1,2             339,300
VNUS MED TECHNOLOGIES INC     COM    928566108      1,549    174,483  SH         SHARED-OTHER   1,2             174,483

TOTAL                                               9,031    583,883                                            583,883